Lease right-of-use assets and lease liabilities (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)
Leases [Abstract]
Initial monthly lease payments		$ 25,000
Lease extension monthly payments		$ 36,667
Annual escalation rate	3.00%	3.00%
Incremental borrowing rate	3.70%	3.70%
Operating lease expense	$ 303,869		$ 284,169